9. SUBSEQUENT EVENTS (Details Narrative) (USD $)	12 Months Ended	0 Months Ended
	Jun. 30, 2013	Jul. 07, 2014 Subsequent Event [Member]	Jul. 07, 2014 Subsequent Event [Member] Schumsky	Jul. 07, 2014 Subsequent Event [Member] MHW Capital Partners
Common stock sold, shares issued		1,717,152	83,343	125,000
Proceeds from sale of stock		$ 1,030,291
Common stock sold, value	$ 2,191,118		$ 50,000	$ 75,000